SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Guarantees Liabilities (Details)	Mar. 31, 2019 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Guarantees liabilities	$ 0